Stock-based compensation - Reconciliation of RSU, DSU and PSU Options Outstanding (Details)	12 Months Ended
	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding - Beginning of year (in shares) | shares	11,823,310	6,796,039
Granted (in shares) | shares	2,817,149	7,920,684
Forfeited (in shares) | shares	(3,637,522)	(1,832,054)
Outstanding - End of fiscal year (in shares) | shares	10,060,296	11,823,310
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 38.37	$ 24.56
Weighted average exercise price, options granted (in USD per share) | $ / shares	19.93	49.47
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	47.76	47.84
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	$ 30.58	$ 38.37
RSU
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding - Beginning of year (in shares) | shares	3,314,131	939,833
Granted (in shares) | shares	4,397,629	3,016,792
Settled (in shares) | shares	(956,837)	(219,208)
Forfeited (in shares) | shares	(1,214,156)	(423,286)
Outstanding - End of fiscal year (in shares) | shares	5,540,767	3,314,131
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 46.71	$ 44.93
Weighted average exercise price, options granted (in USD per share) | $ / shares	20.77	48.89
Weighted average exercise price, options released (in USD per share) | $ / shares	41.58	52.19
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	37.97	55.50
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	$ 28.92	$ 46.71
DSU
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding - Beginning of year (in shares) | shares	34,421	14,751
Granted (in shares) | shares	47,577	20,227
Settled (in shares) | shares	(16,600)	(557)
Forfeited (in shares) | shares	0	0
Outstanding - End of fiscal year (in shares) | shares	65,398	34,421
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 37.95	$ 26.68
Weighted average exercise price, options granted (in USD per share) | $ / shares	18.72	47.14
Weighted average exercise price, options released (in USD per share) | $ / shares	40.50	73.39
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	0	0
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	$ 23.31	$ 37.95
PSU
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding - Beginning of year (in shares) | shares	953,290	75,182
Granted (in shares) | shares	0	953,290
Settled (in shares) | shares	(333,650)	(51,094)
Forfeited (in shares) | shares	0	(24,088)
Outstanding - End of fiscal year (in shares) | shares	619,640	953,290
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 28.73	$ 24.90
Weighted average exercise price, options granted (in USD per share) | $ / shares	0	28.73
Weighted average exercise price, options released (in USD per share) | $ / shares	28.73	24.97
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	0	24.75
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	$ 28.73	$ 28.73